Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	Investment Managers Series Trust II
Entity Central Index Key	0001587982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 31, 2023
Document Effective Date	Feb. 01, 2023
Prospectus Date	Feb. 01, 2023
First Trust Multi-Strategy Fund | Class A Shares
Prospectus:
Trading Symbol	OMOAX
First Trust Multi-Strategy Fund | Class I Shares
Prospectus:
Trading Symbol	OMOIX
First Trust Multi-Strategy Fund | Class C Shares
Prospectus:
Trading Symbol	OMOCX